Other liabilities and tax payable - taxes payable by due date (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax payables	€ 309	€ 162
Tax payables	74	25
Tax payables	383	187
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax payables	32	25
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax payables	€ 42	€ 0